Financing Receivables and Allowance for Losses on Financing Receivables (Portfolio) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 24,347	$ 26,686
Financing receivable gross	222,296	238,308
Less allowance for losses	(4,914)	(4,986)	(4,624)	(5,073)
Financing receivables - net (Notes 4 and 19)	217,382	233,322
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	121,476	129,269
Less allowance for losses	(903)	(1,005)	(1,041)	(1,530)
Commercial Portfolio Segment [Member] | Americas CLL Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	67,096	69,036
Less allowance for losses		(473)	(496)
Commercial Portfolio Segment [Member] | CLL Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	110,503	116,467
Commercial Portfolio Segment [Member] | GE International [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	43,407	47,431
Less allowance for losses		(505)	(525)
Commercial Portfolio Segment [Member] | Energy Financial Services Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,580	3,107
Less allowance for losses	(26)	(8)	(9)	(26)
Commercial Portfolio Segment [Member] | GECAS Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,263	9,377
Less allowance for losses	(46)	(17)	(8)	(17)
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	130	318
Less allowance for losses	0	(2)	(3)	(37)
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	100,820	109,039
Less allowance for losses	(4,011)	(3,981)	(3,583)	(3,543)
Consumer Portfolio Segment [Member] | Non US residential mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	24,893	30,501
Less allowance for losses	(325)	(358)	(480)	(545)
Consumer Portfolio Segment [Member] | Non US installment and revolving credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	10,400	15,731
Less allowance for losses	(399)	(650)	(649)	(791)
Consumer Portfolio Segment [Member] | US installment and revolving credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	59,863	55,854
Less allowance for losses	(3,186)	(2,823)	(2,282)	(2,008)
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,664	6,953
Less allowance for losses	$ (101)	$ (150)	$ (172)	$ (199)